                            SUPPLEMENT TO PROSPECTUS
            FOR THE MANUFACTURERS LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A
                            DATED SEPTEMBER 18, 2002

WITHDRAWAL CHARGES

For contracts issued on and after January 27, 2003, upon a full surrender of the contract, all unliquidated purchase payments will be liquidated for purposes of calculating the withdrawal charge.

                         SUPPLEMENT DATED JANUARY 6, 2003


NY Misc.Supp 1/2003